SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Loss Per Share
Profit (loss) for the period for the purpose of basic loss per share	$ (1,161,471)	$ 872,075	$ (4,871,387)	$ (9,257,598)
Fair value change of preferred shares	(3,539,648)	(5,044,000)	(4,101,000)
Loss for the year for the purpose of diluted loss per share	$ (4,701,119)	$ (4,171,925)	$ (8,972,131)	$ (9,257,598)
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	12,743,311	9,497,240	9,514,886	9,497,240
Share option awards - post-recapitalization		1,400,560
Preferred shares - post-recapitalization	2,545,253	2,460,000	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	15,288,564	13,357,800	11,974,886	9,497,240
Loss for the year for the purpose of basic loss per share			$ (4,871,131)	$ (9,257,598)